Fair Values of Assets and Liabilities - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Assets
Cash and due from banks		$ 11,147	$ 10,654	$ 8,477	$ 8,252
Investment securities held-to-maturity	[1]	43,590	44,974
Financial Liabilities
Deposits		300,400	282,733
Long-term debt		32,078	32,260
Carrying Amount [Member]
Financial Assets
Cash and due from banks		11,147	10,654
Federal funds sold and securities purchased under resale agreements		169	118
Investment securities held-to-maturity		43,590	44,974
Loans held for sale		74	18
Loans		256,899	243,735
Other financial instruments		2,311	2,187
Financial Liabilities
Deposits		300,400	282,733
Short-term borrowings		27,110	29,184
Long-term debt		32,078	32,260
Other Liabilities		1,353	1,231
Fair Value [Member]
Financial Assets
Cash and due from banks		11,147	10,654
Federal funds sold and securities purchased under resale agreements		169	118
Investment securities held-to-maturity		43,493	45,140
Loans held for sale		74	18
Loans		259,736	245,424
Other financial instruments		2,319	2,193
Financial Liabilities
Deposits		300,225	282,708
Short-term borrowings		26,782	28,973
Long-term debt		32,412	32,659
Other Liabilities		1,353	1,231
Fair Value [Member] | Level 1 [Member]
Financial Assets
Cash and due from banks		11,147	10,654
Investment securities held-to-maturity		2,275	1,928
Fair Value [Member] | Level 2 [Member]
Financial Assets
Federal funds sold and securities purchased under resale agreements		169	118
Investment securities held-to-maturity		41,138	43,124
Other financial instruments		921	924
Financial Liabilities
Deposits		300,225	282,708
Short-term borrowings		26,782	28,973
Long-term debt		32,412	32,659
Fair Value [Member] | Level 3 [Member]
Financial Assets
Investment securities held-to-maturity		80	88
Loans held for sale		74	18
Loans		259,736	245,424
Other financial instruments		1,398	1,269
Financial Liabilities
Other Liabilities		$ 1,353	$ 1,231

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.